Concentration and risk (Tables)	12 Months Ended
Dec. 31, 2015
Concentration and risk [Abstract]
Concentration of credit risk

	As of December 31,
	2014	2015

Mobile telecom operator 1	30%	*
Mobile telecom operator 2	*	*
Mobile telecom operator 3	*	*
*	Less than 10%

Concentration of game revenues

	Year ended December 31,
	2013	2014	2015

Game 1	42%	11%	*
Game 2	33%	*	*
Game 3	11%	13%	*
Game 4			11%
Game 5			11%
*	Less than 10%